15 Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2020
Labor And Social Obligations
Schedule of inputs to the model used to determine the fair value of the stock options

The following table list the inputs to the model used to determine the fair value of the stock options:

	05/15/2018	02/07/2019	03/29/2019*

Weighted average fair value at the measurement date	R$ 366.16	R$ 529.12	R$ 684.22
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	49.5%	45.5%	43.7%
Risk-free interest rate (%)	7.7%	7.6%	7.2%
Expected life of stock options (years)	4.0	4.0	4.0
Weighted average share price	R$254.13	R$ 368.41	R$ 213.35
Model used	Monte Carlo	Monte Carlo	Black & Scholes

*After the corporate reorganization described in Note 1, the options originally granted under the Guardaya’s plan granted on August 10, 2018 were remeasured at fair value and included in Afya Brazil’s plan with no changes to the previous terms and conditions other than the shares subject to such options granted and, consequently, the number of stock and exercise price of the shares as per the share exchange ratio applied on the corporate reorganization.

Schedule of illustrates the number and movements in stock options

The following table illustrates the number and movements in stock options during the periods:

	Number of stock options (i) – 2019	Number of stock options (i) – 2018
Outstanding at January 1	1,291,248	-
Granted	293,860	1,434,720
Forfeited	-	-
Addition of Guardaya’s plan	257,320	-
Exercised	(1,842,428)	(143,472)
Expired	-	-
Outstanding at December 31	-	1,291,248

(i)	The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.

Schedule of share-based compensation plan

The following table illustrates the number and movements in stock options during the period:

	Weighted average exercise price (in Reais)	Number of stock options
		2020	2019
Outstanding at January 1	74.53	2,364,214	-
Granted	94.55	477,220	2,364,214
Forfeited	74.57	(274,359)	-
Exercised	96.20	(56,092)	-
Expired		-	-
Outstanding at December 31	78.22	2,510,983	2,364,214

Schedule of model used to determine the fair value of the stock options

The following table list the inputs to the model used to determine the original fair value of the stock options granted in March 2020 and September 2019:

	March 2020	September 2019
Strike price at the measurement date	US$ 19.00	US$ 19.00
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	39.7%	38.9%
Risk-free interest rate (%)	0.8%	1.4%
Expected life of stock options (years)	4.0	5.0
Share price at the measurement date	US$ 16.30	US$ 21.90
Model used	Binomial	Binomial
Weighted average fair value at the measurement date	US$ 3.94	US$ 6.55

The following table list the inputs to the model used to determine the incremental fair value of the stock options as result of the modification:

	Modified plan	Original plan (*)
Strike price at the measurement date	R$ 74.38	R$ 99.09
Dividend yield (%)	0.0%	0.0%
Expected volatility (%)	41% - 76%	42% - 76%
Risk-free interest rate (%)	2.0% - 4.9%	0.2% - 0.4%
Expected life of stock options (years)	1 – 4	1 – 4
Share price at the measurement date	R$ 133.68	R$ 133.68
Model used	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 69.54	R$ 57.12

(*) The strike price of the original plan was based in U.S. dollars.

The following table list the inputs to the model used to determine the fair value of the stock options granted on August 17,2020, November 26, 2020 and December 16, 2020, which has been granted in line with the modified plan on July 29, 2020:

	August 2020	November 2020	December 2020
Strike price at the measurement date	R$74 – R$122	R$126	R$97
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	41% - 75%	40% - 69%	69%
Risk-free interest rate (%)	2.2% - 6.1%	2.2% - 6.9%	0.9%
Expected life of stock options (years)	1 – 5	1 – 5	1
Share price at the measurement date	R$ 136	145.15	R$ 119.78
Model used	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 67.12	R$ 56.43	R$ 40.38